Financial Instruments And Risks - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Expected credit loss rate	6.08%	3.20%
Increase In Upside Scenario [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Expected credit loss rate		10.00%
Cumulative expected credit loss estimated decrease in impairment provision		¥ 2
Reduction In Downside Scenario [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Expected credit loss rate	10.00%
Cumulative expected credit loss estimated decrease in impairment provision	¥ 5
Reduction In Base Case Scenario [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Expected credit loss rate	10.00%
Cumulative expected credit loss estimated increase in impairment provision	¥ 6
Increase In Downside Scenario [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Expected credit loss rate		10.00%
Cumulative expected credit loss estimated increase in impairment provision		¥ 1